16 Borrowings (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 29,016,976	R$ 24,898,156
Borrowings, current	774,924	737,436
Borrowings, noncurrent	28,242,052	24,160,720
RPR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	751,376	620,160
Other - SACE [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,952,667	1,147,397
Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	27,651,467	24,161,801
Borrowings, current	676,831	610,922
Borrowings, noncurrent	26,974,636	23,550,879
Foreign Currency [Member] | Bond [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	24,583,325	21,930,575
Foreign Currency [Member] | Export Prepayment [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	863,293	810,542
Foreign Currency [Member] | Working Capital [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		48
Foreign Currency [Member] | RPR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	751,376	620,160
Foreign Currency [Member] | Other - SACE [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,073,526	1,147,397
Foreign Currency [Member] | Transactions Costs [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(499,194)	(346,921)
Local Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,365,509	736,355
Borrowings, current	98,093	126,514
Borrowings, noncurrent	1,267,416	609,841
Local Currency [Member] | Transactions Costs [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(2,029)	(33)
Local Currency [Member] | Export Credit Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	405,642	406,258
Local Currency [Member] | BNDES [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	19,998	52,081
Local Currency [Member] | BNB/FINEP/FUNDES/FINISA/FINAME [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	78,776	239,969
Local Currency [Member] | FINAME [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	324	555
Local Currency [Member] | BNB FNE [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5,582
Local Currency [Member] | Fundo de Desenvolvimento do Nordeste (FDNE) [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	32,152	37,099
Local Currency [Member] | Other [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	237	R$ 426
Local Currency [Member] | BNDES [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	554,307
Local Currency [Member] | BNDES [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	270,520
Local Currency [Member] | Commercial Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 554,307